DISCLOSURE OF CHANGES IN NUMBER OF SHARES - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Treasury stock	(4,377,458)	(2,169,178)
Common Stock - Outstanding	99,942,845	102,068,981
Common Stock
Beginning balance	104,238,159	104,058,684	103,816,185
Issuance of stock	82,144	179,475	242,499
Balance at end of year	104,320,303	104,238,159	104,058,684
Treasury stock	(4,377,458)	(2,169,178)	(267,752)
Common Stock - Outstanding	99,942,845	102,068,981	103,790,932
Preferred Stock
Beginning balance	2,006,391	2,006,391	2,006,391
Balance at end of year	2,006,391	2,006,391	2,006,391